GOODWILL AND INTANGIBLE ASSETS - Changes in Goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill
Balance of goodwill at beginning of period	$ 21,659,000,000	$ 22,349,000,000	$ 23,592,000,000	$ 25,009,000,000
Foreign exchange translation and other		(613,000,000)	(1,000,000,000)	(1,214,000,000)
Divestitures		(77,000,000)	(212,000,000)	(203,000,000)
Impairment of Goodwill	$ (28,000,000)	0	(31,000,000)	0
Balance of goodwill at end of period		$ 21,659,000,000	$ 22,349,000,000	$ 23,592,000,000